Recurring Fair Value Measurements (Details) - Schedule of changes to Level 3 labilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes to Level3 Labilities [Abstract]
Balance	$ 2,566,959
Initial fair value of public and private warrants		15,085,335
Transfer of public warrants to Level 1		(10,141,998)
Change in fair value	(2,169,089)	(2,376,378)
Balance	$ 397,870	$ 2,566,959